Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Non-Vested Restricted Share Activity

A summary of non-vested restricted share activity during the years ended December 31, 2016, 2017 and 2018 is presented below:

Number of shares
Outstanding as of January 1, 2016	28,625,378
Granted	—
Modification	—
Vested	(28,625,378)

Outstanding as of December 31, 2016	—

Company Share Incentive Plan [Member]
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of January 1, 2018	26,969,291	0.0536	7.40	328,658

Granted	5,502,868	0.0002
Exercised	(10,028,568)	0.0800
Forfeited	(660,488)	0.0002

Outstanding as of December 31, 2018	21,783,103	0.0296	7.36	258,030

Exercisable as of December 31, 2018	10,227,313	0.0628	5.98	120,807

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model after the Company completed its IPO, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2016	1.75%~2.70%	10 years	52.5%~55.3%	—	0.0002
2017	2.47%~2.87%	10 years	50.7%~54.0%	—	0.0002
2018	3.16%~3.66%	10 years	50.0%~50.7%	—	0.0002

Options classified as Equity Awards | 2018 Plan
Summary of Option Activity

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic value (US$)
Outstanding as of the acquisition date	1,507,488	0.9062	7.07	45,969

Granted	575,629	21.4461
Exercised	—	—
Forfeited	(186,531)	0.7616

Outstanding as of December 31, 2018	1,896,586	7.1544	7.45	35,666

Exercisable as of December 31, 2018	358,281	1.0547	6.48	8,923

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.58%	10 years	55.4%	—	1.6-25.0

Options classified as Liability Awards | 2018 Plan
Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of each option granted was estimated using the binomial tree pricing model with the following assumptions used during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.39%~3.58%	10 years	55.4%~55.6%	—	0.002